Financial Instruments and Financial Risk Management - Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		$ 3,061,757	$ 2,583,237
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		3,049,850	2,569,785
Contractual cash flows		3,824,988	3,329,985
Liquidity Risk | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		639,190	671,939
Trade and other payables		639,190	671,939
Liquidity Risk | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		2,402,881	1,884,274
Long-term debt		3,178,019	2,644,474
Liquidity Risk | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	7,779	13,572
Other financial liability	[1]	7,779	13,572
Liquidity Risk | Less than 1 Year
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		856,423	942,085
Liquidity Risk | Less than 1 Year | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		639,190	671,939
Liquidity Risk | Less than 1 Year | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		209,454	257,414
Liquidity Risk | Less than 1 Year | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	7,779	12,732
Liquidity Risk | 1 to 2 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		973,603	355,046
Liquidity Risk | 1 to 2 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		973,603	354,206
Liquidity Risk | 1 to 2 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	0	840
Liquidity Risk | 2 to 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		522,404	293,772
Liquidity Risk | 2 to 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		522,404	293,772
Liquidity Risk | 2 to 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	0	0
Liquidity Risk | More than 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		1,472,558	1,739,082
Liquidity Risk | More than 5 Years | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities		1,472,558	1,739,082
Liquidity Risk | More than 5 Years | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	[1]	$ 0	$ 0

[1]	Includes the contractual maturities for the contingent considerations presented in other financial liabilities. Other financial liabilities with no contractual cashflows in the amount of $11.9 million (2023 - $13.5 million) are excluded from the table above.